Vessels, net (Tables)	12 Months Ended
Dec. 31, 2022
Vessels

	Vessel (in thousands)	Drydocking (in thousands)	Total (in thousands)
Cost
January 1, 2021,	$2,062,513	$39,654	$2,102,167
Vessel additions on acquisition	363,951	12,635	376,586
Additions	3,150	19,946	23,096
Transfer to assets held for sale	(55,877)	(3,515)	(59,392)
Disposals	(4,299)	(451)	(4,750)
Write-offs of fully amortized assets	—	(12,691)	(12,691)
Vessel impairments	(63,581)	—	(63,581)

December 31, 2021,	$2,305,857	$55,578	$2,361,435
Additions to vessels and equipment’s	46,458	16,874	63,332
Disposals	(25,838)	(920)	(26,758)
Write-offs of fully amortized assets	—	(9,497)	(9,497)

December 31, 2022,	$2,326,477	$62,035	$2,388,512

Accumulated Depreciation
January 1, 2021,	$536,436	$20,043	$556,479
Charge for the period	76,481	11,562	88,043
Transfer to assets held for sale	(32,460)	(988)	(33,448)
Disposals	(100)	(100)	(200)
Write-offs of fully amortized assets	—	(12,691)	(12,691)

December 31, 2021,	580,357	17,826	598,183
Charge for the period	107,905	18,041	125,946
Disposals	(17,767)	(847)	(18,614)
Write-offs of fully amortized assets	—	(9,497)	(9,497)

December 31, 2022,	$670,495	$25,523	$696,018

Net Book Value
January 1, 2021,	$1,526,077	$19,611	$1,545,688

December 31, 2021,	$1,725,500	$37,752	$1,763,252

December 31, 2022,	$1,655,982	$36,512	$1,692,494